REVENUE - Narrative (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($) a	Dec. 31, 2022 USD ($)
Disaggregation of Revenue [Line Items]
Revenue from Contracts with Customers	$ 986,440	$ 786,959	$ 575,906
Revenue, Product and Service Benchmark | Customer Concentration Risk | Four Customers
Disaggregation of Revenue [Line Items]
Revenue from Contracts with Customers	$ 495,000
Concentration risk, percentage	50.00%
Revenue, Product and Service Benchmark | Customer Concentration Risk | One Customer
Disaggregation of Revenue [Line Items]
Revenue from Contracts with Customers		$ 242,200
Concentration risk, percentage		31.00%
Large Dispositions
Disaggregation of Revenue [Line Items]
Revenue from Contracts with Customers	$ 495,000	$ 242,200	30,471
Operating Segments | Real Estate
Disaggregation of Revenue [Line Items]
Revenue from Contracts with Customers	626,779	388,549	136,731
Operating Segments | Large Dispositions | Real Estate
Disaggregation of Revenue [Line Items]
Revenue from Contracts with Customers	$ 495,000	$ 242,200	$ 30,471
Acres of large disposition | a		55,000